Recent Accounting Pronouncements (Narrative) (Detail) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Equity investments (excluding restricted investments in bank stocks)	$ 1,171,000	$ 2,156,000